Provision for Employee Benefits (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of employee benefits [Abstract]
Schedule of Amounts Recognized in Consolidated Statements of Comprehensive Income

The components of amounts recognized in the consolidated statements of comprehensive income were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	September 30, 2021	Period from October 1, 2020 through April 30, 2021
	Jubilee plan	Jubilee plan	Jubilee plan	Defined benefit plans	Jubilee plan
Current service cost	556	145	171	—	178
Interest on pension liability	56	11	3	32	4
Amounts recognized in comprehensive income	612	156	174	32	182

Schedule of Employee Benefits Obligations

Details of the employee benefits obligations were as follows:

	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Present value of obligations	2,716	2,374
Fair value of plan assets	—	—
Net defined liability recognized	2,716	2,374

Schedule of Changes in Present Value of Defined Benefit Obligations

Details of changes in the present value of defined benefit obligations are as follows:

	Successor
	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Defined benefit obligations at the beginning of the year/period	2,374	2,480
Current service cost	557	145
Interest on defined obligations	56	11
Re-measurements recognized in other comprehensive income:	—	—
Actuarial loss/(gain) due to change in financial assumptions	—	—
Actuarial loss/(gain) due to demographic assumptions	—	—
Actuarial loss/(gain) due to experience changes	—	—
Benefits paid	(271)	(262)
Defined benefit obligations at the end of the year/period	2,716	2,374

Schedule of Actuarial Assumptions Used in Accounting for Defined Benefit Plans

The actuarial assumptions used in accounting for the defined benefit plans are as follows:

	Successor			Predecessor
	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	Jubilee plan	Jubilee plan	Jubilee plan	Defined benefit plans	Jubilee plan
Discount rate	4.0%	2.5%	0.4%	0.6%	0.3%
Rate of compensation increase	0.0%	0.0%	0.0%	1.5%-2.5%	0.0%

Schedule of Sensitivity Analysis for Assumptions

A sensitivity analysis for the assumptions of the Jubilee plan is as follows:

	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Discount rate - 100 basis points	2,453	2,493
Discount rate + 100 basis points	2,761	2,207